Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Rental expense	$ 94	$ 102	$ 110
Future minimum lease payments 2013	90
Future minimum lease payments 2014	42
Future minimum lease payments 2015	29
Future minimum lease payments 2016	20
Future minimum lease payments 2017	13
Future minimum lease payments 2018 and beyond	62
Rental expense to related parties	5	5	6
Net book value of lease operating facilities	$ 14	$ 49